Prepaid Expense and Other Assets - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance at beginning of the year	¥ (14,979)	¥ (12,635)
Additions	(1,154)	(965)
Reversals	1,030	42
Write-off	449	184
Balance at end of the year	¥ (14,654)	(14,979)
Impact of adoption of ASC 326
Balance at beginning of the year		¥ 1,605